New Income Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-02396
Registrant Name: T. Rowe Price New Income Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price New Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

=============================== New Income Fund ================================

KAZMUNAIGAZ FINANCE SUB 9.125% NOTES DUE JULY 2, 2018

Ticker:       N/A            Security ID:  B3B9BQ9
Meeting Date: JUL 07, 2015   Meeting Type: Consent
Record Date:  JUL 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent with early premium              N/A       Yes          Management

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LLOYDS TSB BANK PLC 144A 6.5% NOVEMBER 14, 2020

Ticker:       N/A            Security ID:  B68L8V3
Meeting Date: NOV 30, 2015   Meeting Type: Exchange Offer
Record Date:  NOV 30, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Yes          Management
      Premium

--------------------------------------------------------------------------------

LYONDELLBASELL IND 5.00 NOTES DUE APRIL, 2019

Ticker:       N/A            Security ID:  B6XKSR1
Meeting Date: DEC 02, 2015   Meeting Type: Consent
Record Date:  DEC 02, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the Amendments.              N/A       Yes          Management

=========================== END NPX REPORT ======================================